Document and Entity Information	Nov. 29, 2022
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2022
Registrant Name	Fidelity Charles Street Trust
Central Index Key	0000354046
Investment Company Type	N-1A
Amendment Flag	false